Stockholders' Equity (Details Narrative) - $ / shares			12 Months Ended
	Apr. 13, 2020	Aug. 14, 2015	Dec. 31, 2020	Dec. 31, 2019
Stock issued during period, shares, restricted stock			15,728,136
Number of shares issued for conversion of debt			5,728,570
Common stock issued for services			10,000,000
Reverse stock split	1-for-500 reverse stock split		1-for-500 reverse stock split	1-for-500 reverse stock split
Preferred stock, shares authorized			10,000,000	10,000,000
Preferred stock, par value			$ .001	$ .001
Preferred stock voting rights, description			The voting rights equal to 10 shares of common stock.
Common stock, shares authorized			900,000,000	900,000,000
Common stock, par value			$ 0.498	$ 0.498
Common stock voting rights, description			Holders of common stock have one vote per share
Common stock, shares issued			16,871,351
Common stock, shares outstanding			16,871,351
Series E Preferred Stock [Member]
Shares issued in exchange of preferred E shares			(1,000,000)
Preferred stock, shares authorized			6,000,000
Series E preferred stock, shares issued			5,000,000	5,000,000
Series E preferred stock, shares outstanding			5,000,000	5,000,000
Share Exchange Agreement [Member] | Snobar Holdings' shareholders [Member]
Share exchange agreement, description		(i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock, of Snöbar Holding. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of Snöbar Holdings' Class A and Class B Common Stock from Snöbar Shareholders, with Snöbar Holdings becoming a wholly owned subsidiary of the Company, in exchange for the issuance to the Snöbar Shareholders of 22,500,000 shares of restricted common stock of the Company and the issuance of 2,500,000 restricted shares of the Company's common stock to certain other persons
Stock issued during period, shares, restricted stock		22,500,000
Share Exchange Agreement [Member] | Snobar Holdings' shareholders [Member] | Restricted Common Stocks [Member]
Stock issued during period, shares, restricted stock		2,500,000